Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund
STEWARD SELECT BOND FUND
Investment Objective:
To provide high current income with capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - - Steward Select Bond Fund - USD ($)	Class A	Class C	Class R6	Institutional Class
Maximum sales charge (load) imposed on purchases	none	none	none	none
Maximum deferred sales charge (CDSC) (as a percentage of redemption proceeds)	none	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $2,000 for regular accounts and $1,000 for Individual Retirement Accounts)	$ 12.00	$ 12.00	$ 12.00	$ 12.00

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - - Steward Select Bond Fund		Class A	Class C	Class R6	Institutional Class
Management fees		0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) fees		0.25%	1.00%	none	none
Other expenses	[1]	0.46%	0.41%	0.31%	0.41%
Total annual Fund operating expenses		0.96%	1.66%	0.56%	0.66%
[1]	"Other Expenses" for Class C and Class R6 shares are based on estimated amounts for the current fiscal year.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•      You invest $10,000 for the periods shown and then redeem all of your shares at the end of those periods (except Class C is also shown assuming you kept your shares);

•      Your investment has a 5% return each year; and

•      The Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - - Steward Select Bond Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	98	306	531	1,178
Class C	269	523	902	1,965
Class R6	57	179	313	701
Institutional Class	67	211	368	822

Expense Example, No Redemption	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
| Steward Select Bond Fund | Class C | USD ($)	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in fixed-income securities, including, but not limited to, corporate bonds, mortgage-backed securities and government and agency bonds and notes, subject to limitations of the Fund's values-based screening policies. These obligations may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations. Other security types may include fixed-rate preferred stock and municipal bonds. Normally, the Fund will invest at least 80% (measured at the time of investment) of the value of its net assets, plus the amount of any borrowings for investment purposes, either directly or through other investment companies, in these types of instruments. (Any such other investment company will also have a policy to invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in such instruments.) The Fund will give shareholders at least 60 days' prior notice of any change in this policy.

The Fund will not purchase a security if, as a result, more than 15% of the Fund's net assets would be invested in securities that would be deemed to be illiquid. Illiquid securities are likely to consist primarily of debt securities and mortgages of colleges, schools and other nonprofit organizations. The Fund may invest up to 5% of its total assets in U.S. dollar denominated debt securities of non-U.S. issuers and no more than 2% of its total assets in U.S. dollar denominated debt securities of companies in emerging market countries. Fund investments may include real estate investment trusts.

The instruments in which the Fund invests may have fixed, variable or floating rates of interest, with small portions of its portfolio in cash or short-term money market instruments, including repurchase agreements. The Fund may purchase securities on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities for a fixed price at a future date beyond customary settlement time.

In an effort to achieve the Fund's stated objective the portfolio manager will:

•      Monitor economic, demographic and political indicators to identify short-term and long-term trends in interest rates.

•      Determine the appropriate maturity/duration range for the Fund relative to the market.

•      Provide diversification through investment in multiple industry and asset sectors, subject to the Fund's values-based screening policies.

•      Invest only in securities rated investment grade (Baa3/BBB- or better) by Moody's or Standard and Poor's or those comparably rated by another Nationally Recognized Statistical Rating Organization (“NRSRO”) or determined to be of comparable quality (investment grade) by the portfolio manager at the time of purchase based on the security's characteristics, the entity's financial status, and any other available information.

The Fund will normally sell a security when it no longer represents a good value, when more attractive risk/return potential exists in an alternative position, or when the security no longer fits within the strategy of the portfolio.

In order to construct the most appropriate portfolio to realize the Fund's objective, the Fund's portfolio manager will seek to balance three primary portfolio characteristics of duration, yield curve structure and sector allocations. When the portfolio manager believes that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), the portfolio manager may create portfolio durations less than those stated for index benchmarks. When the portfolio manager believes that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), the portfolio manager may create portfolio durations greater than those stated for index benchmarks.

Contributing to duration target decisions is a view of future inflationary price pressures which also determine Federal Reserve Bank policymaking expectations. Other factors such as liquidity, credit concerns, and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

Yield curve decisions as to where investments should be concentrated begin with a bias toward intermediate maturities. The core of portfolio holdings will therefore be dominated, in most instances, at the heart of the yield curve. Allocations to very short maturities or very long maturities go hand-in-hand with targeted duration decisions. When the portfolio manager believes the trend for nominal interest rates will be higher, shorter-term securities may be favored over long-dated securities to complete the portfolio's profile. When the portfolio manager believes the trend for nominal interest rates will be lower, longer-term issues may be favored over shorter-term issues.

Investments in U.S. Treasury issues, in lieu of agency and/or corporate issues, are generally determined by the demand for safety and liquidity of these investments. Corporate sectors may be under-weighted when the portfolio manager believes that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, resulting in widening credit yield spreads.

Subject to limits of the Fund's concentration policy, which prevents the Fund from investing 25% or more in any one industry or group of industries, corporate sectors may be over-weighted when the portfolio manager believes that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events inducing the tightening credit yield spreads. Individual debt securities of any maturity may be purchased. Portfolio sales are determined in a variety of ways, including but not limited to strategic adjustments, yield enhancement replacements, current news shocks and credit deteriorations.

Values-based Investing.  The Fund uses its best efforts to avoid investing in companies that are materially involved with mature content, life ethics, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Principal Risks of Investing in the Fund

Investment in the Fund involves risk. There can be no assurance that the Fund will achieve its investment objective. You can lose money on your investment in the Fund. When you sell your Fund shares, they may be worth less than what you paid for them. The Fund, by itself, does not constitute a balanced investment program. The Fund may not achieve its objective if the portfolio manager's expectations regarding particular securities or markets are not met. The value of shares of the Fund will be influenced by market conditions as well as by the value of the securities in which the Fund invests. The Fund's performance may be better or worse than that of funds with similar investment policies. The Fund's performance is also likely to differ from that of funds that use different strategies for selecting investments.

The Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency.

Risks of investing in the Fund include:

• Bond Fund Investing Risk - Because the Fund prices its assets and determines its share value on each business day based on current market prices (see “Share Price,” below), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares.

• Values-based Screening Policies - In avoiding investments that are inconsistent with the Fund's values-based screening policies, the Fund may not achieve the same level of performance as it would have without the application of the screening process. If the Fund has invested in a company that is later discovered to be in violation of the screening criteria and liquidation of that security is required, this could result in a loss to the Fund. Further, the Fund's values-based screening policies may prevent the Fund from investing in an otherwise attractive investment opportunity.

• Fixed-Income Securities - Prices of fixed-income securities rise and fall in response to interest rate changes. Generally, when interest rates rise, prices of fixed-income securities fall. The longer the duration of the security, the more sensitive the security is to this risk. If a note has a duration of one year, then a 1% increase in interest rates would reduce the value of a $100 note by approximately one dollar. There is also a risk that fixed-income securities will be downgraded in credit rating or go into default. Lower-rated bonds, and bonds with longer final maturities, generally have higher credit risks.

• Variable and Floating Rate Securities - Although these instruments are generally less sensitive to interest rate changes than fixed-rate instruments, their value may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Also, if general market rates of interest decline, the yield on these instruments will also decline.

• General Ratings Risk - Ratings may be unreliable, due to conflicts of interest between the rating agencies and the issuers, as well as the lag between an event requiring a rating downgrade and the actual rating downgrade.

• BBB/Baa3 Securities - Obligations rated BBB by S&P or Baa3 by Moody's, or rated comparable by another nationally recognized statistical ratings organization, or deemed of comparable quality by Crossmark, are considered to have speculative characteristics. If an issuer of fixed-income securities defaults on its obligations to pay interest and repay principal, or a bond's credit rating is downgraded, the Fund could lose money.

• U.S. Government Securities - The value of fixed-income securities issued or guaranteed by a U.S. government or government agency will tend to fall as interest rates increase. Because instruments of U.S. government agencies have various degrees of U.S. government backing, there can be no assurance that the U.S. government will provide financial support to certain U.S. government agencies or instrumentalities since it may not be obligated to do so by law. Thus, instruments issued by U.S. government agencies or instrumentalities may involve risk of loss of principal and interest. Instruments issued by non-U.S. governments may involve risk of default and loss of principal and interest.

• National and International Government and Economic Policies - Actions and statements of national and international government and economic policy institutions can have effects, which can be substantial, on interest rates and other factors affecting debt obligations, such as trading volume, in addition to broader economic effects. This risk may be heightened due to the current period of historically low interest rates.

• Instruments of Foreign Banks and Branches and Foreign Corporations, Including Yankee Bonds - Non-U.S. corporations, banks and branches issuing dollar-denominated instruments in the United States (i.e. Yankee Bonds) are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks and branches, such as accounting, auditing and recordkeeping standards, the public availability of information and, for banks and branches, reserve requirements, loan limitations and examinations. This adds to the analytical complexity of these securities and may increase the possibility that a non-U.S. corporation or bank may become insolvent or otherwise unable to fulfill its obligations on these instruments and information about them may be harder to obtain.

• Foreign Government Securities - Dollar-denominated instruments issued by foreign governments, foreign government agencies, foreign semi-governmental entities, or entities whose purpose is to restructure outstanding foreign government securities may not be supported as to payment of principal or interest by the particular foreign government. The issuers of these instruments are not necessarily subject to the same regulatory, accounting, auditing and recordkeeping standards as similar U.S. government or agency instruments would be, and information on such foreign instruments may be more difficult to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government.

• Repurchase Agreements - Under a repurchase agreement, a bank or broker sells securities to the Fund and agrees to repurchase them at the Fund's cost plus interest. If the value of such securities declines and the bank or broker defaults on its repurchase obligation, the Fund could incur a loss.

• Investment in Other Investment Companies or Real Estate Investment Trusts - The Fund may invest in shares of other investment companies or real estate investment trusts (“funds”). The Fund bears a proportional share of the expenses of such other funds, which are in addition to those of the Fund. For example, the Fund will bear a portion of such other funds' investment advisory fees, although the fees paid by the Fund to Crossmark will not be proportionally reduced.

• Investment in Illiquid Investments - Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund's investments in illiquid securities may reduce the Fund's returns because the Fund may be unable to sell the illiquid securities at an advantageous time or price. When the Fund owns mortgage-related illiquid securities, there is additional risk arising from the illiquidity of the underlying real estate collateral for such securities. Illiquid securities can also be difficult to value, so there can be no assurance that the Fund can sell the securities at the price at which it is valuing them in determining net asset value.

• Issuer Risk - The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

• Mortgage Risk - When the Fund purchases mortgages or mortgage-related securities, it is subject to certain additional risks. Declines in the value of property backing these securities will negatively affect the quality of these securities and could reduce the ability of the issuer to sell the property to satisfy its outstanding obligations. The value of the property can be negatively affected by a number of factors, including changes in the neighborhood, factors affecting the particular property or the real estate market generally and poor property maintenance. Rising interest rates tend to extend the duration of mortgages and mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, the Fund may exhibit additional volatility if it holds mortgages or mortgage-related securities. This is known as extension risk. In addition, mortgages and mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because it will have to reinvest that money at the lower prevailing interest rates. Mortgage-related securities are also subject to the risk that the borrower may fail to make scheduled sinking fund payments or may default and that collateral for the mortgage may be inadequate or the terms of the mortgage may be revised. There may also be delays in receiving interest payments and in realizing collateral for these instruments. Finally, there is the potential risk that illiquidity in the market for mortgage-related securities may make it difficult for the Fund to dispose of these instruments or may seriously reduce their sale price.

• Management Risk - The Fund is subject to management risk because it is an actively managed investment portfolio. Crossmark will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

• Concentration Policy Risk - To the extent securities of any one industry or group of industries comprise close to 25% of the Fund, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to the Fund's fundamental policy not to concentrate in a particular industry or industry group.

• Share Ownership Concentration Risk - To the extent that a significant portion of the Fund's shares are held by a limited number of shareholders or their affiliates, there is a risk that the share trading activities of these shareholders could disrupt the Fund's investment strategies, which could have adverse consequences for the Fund and other shareholders (e.g., by requiring the Fund to sell or exit investments at inopportune times or causing the Fund to maintain larger-than-expected cash positions pending acquisition of investments).

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance, respectively. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Calendar Year Total Returns bar chart shows performance year by year for the last ten calendar years. The bar chart shows performance of the Institutional Class; returns for other share classes will differ only to the extent that they have different expenses. Class C and Class R6 shares are new classes of shares and therefore do not have a full calendar year of performance available. Returns for Class C and Class R6 shares would be substantially similar to the returns of the classes shown below and would differ only to the extent that Class C and Class R6 shares have different expenses than the other classes. Updated performance information is available on the Fund's website at www.crossmarkglobal.com.

INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS

Steward Select Bond Fund Year-by year total return as of 12/31 each year (%) Institutional Class Shares

Best Quarter, 3rd Quarter 2009 2.46% Worst Quarter, 2nd Quarter 2013 -2.80%

The following table illustrates the impact of taxes on the Fund's returns (Institutional Class is shown; after-tax returns for other share classes will differ). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-advantaged account such as an individual retirement account or 401(k) plan.

AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2017
Average Annual Total Returns - - Steward Select Bond Fund	Label	1 Year	5 Years	10 Years
Institutional Class	Return Before Taxes	2.24%	1.36%	2.84%
Institutional Class | After Taxes on Distributions	Return After Taxes on Distributions	1.37%	0.41%	1.74%
Institutional Class | After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.26%	0.60%	1.75%
Class A	Return Before Taxes	1.97%	1.02%	2.49%
Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays Capital US Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	4.00%	2.13%	4.08%